CAPITAL STOCK - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure Of Capital Stock Explanatory [Abstract]
Number, beginning of period | Share	3,270,000	4,595,000
Weighted Average Exercise Price, beginning of period | $ / shares	$ 0.61	$ 0.78
Exercised | Share	0	(150,000)
Weighted Average Exercise Price, Exercised | $ / shares		$ 0.37
Forfeited | Share	(10,000)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 0.3
Expired | Share	(700,000)	(1,175,000)
Weighted Average Exercise Price, Expired | $ / shares	$ 0.34	$ 1.3
Number, end of period | Share	2,570,000	3,270,000
Weighted Average Exercise Price, end of period | $ / shares	$ 0.68	$ 0.61